UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)

Common Stocks 89.8%
Brazil 6.5%
All America Latina Logistica	150,000	862,809
B2W Companhia Global do Varejo	43,000	256,445
BRF-Brasil Foods SA	56,900	1,126,797
CCR SA	156,000	1,085,714
Fibria Celulose SA	20,800	169,643
Gafisa SA	138,000	376,751
Hypermarcas SA	45,000	273,523
JBS SA*	340,000	1,243,475
Marfrig Alimentos SA	87,000	399,348
MMX Mineracao e Metalicos SA*	119,000	559,175
MRV Engenharia e Participacoes SA	153,000	1,177,799
PDG Realty SA Empreendimentos e Participacoes	211,000	855,014
Petroleo Brasileiro SA	143,000	2,202,455
Rossi Residencial SA	76,000	410,623
Vale SA	83,000	2,123,455

(Cost $16,673,650)		13,123,026
Chile 1.2%
Cencosud SA	74,000	420,713
Empresa Nacional de Electricidad SA	860,000	1,328,662
Enersis SA	1,590,000	575,712

(Cost $2,279,699)		2,325,087
China 10.2%
Bank of China Ltd. "H"	1,590,000	679,156
China Construction Bank Corp. "H"	7,350,000	5,880,012
China Life Insurance Co., Ltd. "H"	210,000	619,566
China Petroleum & Chemical Corp. "H"	890,000	1,068,534
China Shenhua Energy Co., Ltd. "H"	218,000	953,309
Industrial & Commercial Bank of China Ltd. "H"	2,260,000	1,586,883
PetroChina Co., Ltd. "H"	4,004,000	5,809,927
Ping An Insurance (Group) Co. of China Ltd. "H"	329,000	2,603,644
Tencent Holdings Ltd.	49,300	1,206,824

(Cost $21,370,381)		20,407,855
Czech Republic 0.2%
CEZ AS (Cost $357,760)	9,000	363,560
Hong Kong 6.9%
Belle International Holdings Ltd.	1,951,809	3,173,794
China Mobile Ltd.	342,000	3,491,935
China Unicom (Hong Kong) Ltd.	248,000	457,755
CNOOC Ltd.	1,803,000	3,659,901
COSCO Pacific Ltd.	440,000	613,321
GCL-Poly Energy Holdings Ltd.	3,370,000	1,153,739
Huabao International Holdings Ltd. (a)	1,920,000	1,302,929

(Cost $16,564,832)		13,853,374
India 7.3%
Axis Bank Ltd.	131,000	2,868,822
Dr. Reddy's Laboratories Ltd.	18,400	628,357
Hero Motocorp Ltd.	50,400	1,895,833
Hindalco Industries Ltd.	813,000	2,430,521
Infosys Ltd.	12,800	708,613
LIC Housing Finance Ltd.	679,000	3,444,306
Reliance Industries Ltd.	47,000	776,041
Tata Motors Ltd.	368,000	1,806,177

(Cost $16,231,726)		14,558,670
Indonesia 2.5%
PT Bank Mandiri	1,270,000	943,063
PT Bumi Resources Tbk	1,850,000	521,796
PT Gudang Garam Tbk	81,000	512,255
PT Indofood Sukses Makmur Tbk	4,580,000	2,438,253
PT Telekomunikasi Indonesia Tbk	700,000	532,773

(Cost $5,770,815)		4,948,140
Korea 14.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	40,000	987,692
Dongbu Insurance Co., Ltd.	45,400	1,932,983
Doosan Heavy Industries & Construction Co., Ltd.*	1,975	118,440
Hankook Tire Co., Ltd.*	6,800	271,230
Hynix Semiconductor, Inc.*	25,800	615,321
Hyundai Engineering & Construction Co., Ltd.*	16,900	1,074,515
Hyundai Heavy Industries Co., Ltd.	2,200	608,352
Hyundai Mobis*	8,000	1,970,886
Hyundai Motor Co.	6,700	1,315,870
KB Financial Group, Inc.*	25,000	945,676
Kia Motors Corp.	8,400	503,968
Korean Air Lines Co., Ltd.*	12,700	574,182
KT&G Corp.	5,700	398,484
LG Chem Ltd.	4,500	1,494,286
LG Innotek Co., Ltd.*	4,200	335,765
POSCO	980	360,973
Samsung C&T Corp.	15,000	923,533
Samsung Card Co., Ltd.	97,500	3,780,068
Samsung Electronics Co., Ltd.	7,651	7,571,083
Samsung Securities Co., Ltd.	35,000	1,924,529
Shinhan Financial Group Co., Ltd.*	15,000	599,084
SK Innovation Co., Ltd.	2,900	436,560

(Cost $29,405,458)		28,743,480
Malaysia 4.5%
AirAsia Bhd.	370,000	430,923
Kuala Lumpur Kepong Bhd.	340,000	2,867,917
Malayan Banking Bhd.	330,000	888,594
Sime Darby Bhd.	1,592,000	4,779,366

(Cost $8,513,879)		8,966,800
Mexico 4.1%
America Movil SAB de CV "L"	3,040,000	3,540,498
Fomento Economico Mexicano SAB de CV (Units)	135,000	951,746
Grupo Mexico SAB de CV "B"	215,553	686,146
Grupo Televisa SAB	88,000	347,838
Industrias Penoles SAB de CV	25,000	1,194,942
Wal-Mart de Mexico SAB de CV "V"	505,000	1,559,467

(Cost $7,840,486)		8,280,637
Philippines 2.5%
Ayala Land, Inc.	4,150,000	1,709,485
Metropolitan Bank & Trust Co.	1,850,000	3,272,850

(Cost $4,507,416)		4,982,335
Poland 1.8%
Powszechna Kasa Oszczednosci Bank Polski SA (Cost $5,345,197)	336,000	3,634,269
Russia 5.8%
Federal Grid Co. Unified Energy System JSC	52,000,000	548,600
Gazprom OAO	302,860	1,877,732
Magnit OJSC (GDR) REG S	43,000	1,104,670
Mechel (ADR)	90,000	998,100
Mobile TeleSystems (ADR)	127,600	2,138,576
NovaTek OAO (GDR) REG S	15,700	2,114,790
Rostelecom*	151,000	742,061
TMK OAO (GDR) REG S	47,000	555,540
Uralkali OJSC (GDR) REG S	24,300	863,622
VTB Bank OJSC	281,000,000	655,011

(Cost $12,830,059)		11,598,702
South Africa 8.2%
African Rainbow Minerals Ltd.	322,000	7,564,046
AngloGold Ashanti Ltd.	15,000	686,765
Aspen Pharmacare Holdings Ltd.*	44,000	560,154
MTN Group Ltd.	32,000	544,310
Sanlam Ltd.	1,861,000	7,182,684

(Cost $17,742,946)		16,537,959
Taiwan 10.6%
Advanced Semiconductor Engineering, Inc.	610,000	640,747
Chinatrust Financial Holding Co., Ltd.	2,894,306	1,866,719
Chungwha Telecom Co., Ltd.	1,553,000	5,048,746
Hon Hai Precision Industry Co., Ltd.	134,000	431,344
HTC Corp.	15,000	247,020
MediaTek, Inc.	59,000	565,471
Taishin Financial Holdings Co., Ltd.	6,893,900	2,575,010
Taiwan Semiconductor Manufacturing Co., Ltd.	3,770,000	9,998,915

(Cost $22,568,549)		21,373,972
Thailand 1.3%
PTT Exploration & Production Public Co., Ltd. (Cost $2,727,587)	464,200	2,656,860
Turkey 1.9%
Tupras-Turkiye Petrol Rafinerileri AS	129,800	2,955,861
Turk Hava Yollari	230,000	303,869
Turkiye Garanti Bankasi AS	182,000	657,760

(Cost $4,349,181)		3,917,490

Total Common Stocks (Cost $195,079,621)		180,272,216
Preferred Stocks 8.9%
Brazil
Banco Bradesco SA	227,000	4,079,556
Companhia de Bebidas das Americas	27,400	1,003,663
Companhia Energetica de Minas Gerais	35,000	708,534
Gerdau SA	74,000	705,185
Itau Unibanco Holding SA	97,000	1,949,771
Lojas Americanas SA	126,000	1,218,029
Metalurgica Gerdau SA	91,000	1,093,750
Petroleo Brasileiro SA	245,000	3,445,312
Tele Norte Leste Participacoes SA	28,600	275,000
Usinas Siderurgicas de Minas Gerais SA "A"	81,000	543,338
Vale SA "A"	115,000	2,809,839

Total Preferred Stocks (Cost $18,191,998)		17,831,977
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $1,456,000)	1,456,000	1,456,000
Cash Equivalents 2.2%
Central Cash Management Fund, 0.07% (b) (Cost $4,284,174)	4,284,174	4,284,174

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $219,011,793) †	101.6	203,844,367
Other Assets and Liabilities, Net	(1.6)	(3,149,422)

Net Assets	100.0	200,694,945

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $219,540,985.  At January 31, 2012, net unrealized depreciation for all securities based on tax cost was $15,696,618.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,903,248 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,599,866.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $1,235,068, which is 0.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Hang Seng Index	HKD	2/28/2012	60	7,874,744	(27,857)

Currency Abbreviations

HKD	Hong Kong Dollar

At January 31, 2012 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common & Preferred Stocks
Financials	56,279,501	28.4%
Energy	29,034,618	14.7%
Materials	25,586,715	12.9%
Information Technology	23,474,842	11.8%
Telecommunication Services	16,771,654	8.5%
Consumer Discretionary	15,580,257	7.9%
Consumer Staples	14,300,311	7.2%
Industrials	12,362,716	6.2%
Utilities	3,525,068	1.8%
Health Care	1,188,511	0.6%
Total	198,104,193	100.0%
Sector diversification is subject to change.
Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks
Brazil	$30,955,003	$—	$—	$30,955,003
Chile	2,325,087	—	—	2,325,087
China	—	20,407,855	—	20,407,855
Czech Republic	—	363,560	—	363,560
Hong Kong	—	13,853,374	—	13,853,374
India	—	14,558,670	—	14,558,670
Indonesia	—	4,948,140	—	4,948,140
Korea	—	28,743,480	—	28,743,480
Malaysia	—	8,966,800	—	8,966,800
Mexico	8,280,637	—	—	8,280,637
Philippines	—	4,982,335	—	4,982,335
Poland	—	3,634,269	—	3,634,269
Russia	7,775,298	3,823,404	—	11,598,702
South Africa	—	16,537,959	—	16,537,959
Taiwan	—	21,373,972	—	21,373,972
Thailand	—	2,656,860	—	2,656,860
Turkey	—	3,917,490	—	3,917,490
Short-Term Investments	5,740,174	—	—	5,740,174
Total	$55,076,199	$148,768,168	$—	$203,844,367
Liabilities
Derivatives(d)	$(27,857)	$—	$—	$(27,857)
Total	$(27,857)	$—	$—	$(27,857)

Securities with a total value of $1,511,684 were transferred from Level 2 to Level 1 as a result of resumed trading on a securities exchange during the period ended January 31, 2012. Transfers between price levels are recognized at the beginning of the reporting period.

(d)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(27,857)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012